Schedule of Property, Plant and Equipment (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Equipment Schedule Of Property, Plant And Equipment 1		$ 5,631
Equipment Schedule Of Property, Plant And Equipment 2		5,631
Equipment Schedule Of Property, Plant And Equipment 3		0
Equipment Schedule Of Property, Plant And Equipment 1			5,631
Equipment Schedule Of Property, Plant And Equipment 2			5,055
Equipment Schedule Of Property, Plant And Equipment 3			576
Equipment Schedule Of Property, Plant And Equipment 1	2,327
Equipment Schedule Of Property, Plant And Equipment 2	192
Equipment Schedule Of Property, Plant And Equipment 3	2,135
Equipment Schedule Of Property, Plant And Equipment 1		5,631
Equipment Schedule Of Property, Plant And Equipment 2		5,631
Equipment Schedule Of Property, Plant And Equipment 3		$ 0